Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

                                  May 23, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      BHR Institutional Funds
                  (1933 Act Registration No. 333-135371)
                  (1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

                  On behalf of BHR Institutional Funds (the "Trust") transmitted herewith for filing under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A (the "Amendment").

         The Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of designating a new effective date of May 31, 2007 for the Trust's Post-Effective Amendment No. 3, which was filed on March 14, 2007 on behalf of the Trust. Post-Effective Amendment No. 3 was scheduled to become effective on May 28, 2007. Post-Effective Amendment No. 3 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.

                  Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2959.


                                                          Very truly yours,

                                                          /s/ Joshua B. Deringer
                                                          ----------------------
                                                          Joshua B. Deringer
cc:  Michael P. Malloy